Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events

14Subsequent Events

Grant of restricted stock units

In the third quarter of 2021, 22,936 RSUs were granted to management, subject to the terms of the 2019 Plan and the applicable award agreement. The RSUs will vest in four equal tranches over a four-year period starting August 16, 2021.

Grants to CEO

In 2020 the Company and the new CEO entered into an award agreement under the 2019 Plan pursuant to which the CEO will receive certain awards in the form of RSUs, which have no exercise price. According to the agreement, a total of 324,000 RSUs were granted to the CEO on December 1, 2020, subject to the purchase of ordinary shares of the Company in the amount of CHF 1,000,000 within a certain period after the grant date. The CEO has initiated purchases under this program. Due to the short trading windows as defined in the Company’s insider trading rules in which the CEO was able to purchase shares, the Supervisory Board extended the period in which these purchases can be made and has agreed to allocate the grant pro rata to the percentage of the CHF 1,000,000 invested by the CEO in purchases of shares in the Company.

Legal settlement

In July 2021, Centogene GmbH and the State of Mecklenburg-Western Pomerania (“MVP”) entered into an agreement regarding Centogene’s cost compensation claim with respect to a previously invalidated COVID-19 testing contract. This settlement did not result in a required adjustment to the interim condensed consolidated financial statements.

Contingent Liability

On August 7, 2021, our partnering laboratory physician Prof. Dr. Peter Bauer was informed in writing by the Public Prosecutor's Office in Fulda that a criminal investigation had been initiated against him regarding allegedly falsely billing statements submitted to the Association of Statutory Health Insurance Physicians in Hessen (Kassenärztliche Vereinigung Hessen). The aggregate amount in question is EUR 42,268.50. The Company intends to support Prof. Dr. Peter Bauer in the defense of the case.